Transactions with Related Parties - Fabiana Ltd (Details) In Thousands, except Share data, unless otherwise specified			6 Months Ended		1 Months Ended					0 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Fabiana [Member] USD ($)	Jun. 30, 2011 Fabiana [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] EUR (€)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] EUR (€)	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]
Annual Remuneration			$ 1,757	$ 1,919	$ 3,400	€ 2,700				€ 4,000
Shares Granted					4,500,000	4,500,000				9,000,000
Common stock par value	$ 0.01	$ 0.01			$ 0.01
Vesting period					3 years 0 months 0 days	3 years 0 months 0 days				8 years 0 months 0 days
Vested number of shares on grant date					1,000,000	1,000,000				1,000,000
Vested in period							1,500,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000